Property and Equipment - Schedule of Property and Equipment and Classification of Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Cost	$ 91,787	$ 85,362
Accumulated depreciation	30,175	35,002
Net book value	61,612	50,360
Depreciation	16,905	16,580
Cost of revenues
Property, Plant and Equipment [Line Items]
Depreciation	5,950	8,055
Sales and marketing
Property, Plant and Equipment [Line Items]
Depreciation	4,087	2,405
Research and development
Property, Plant and Equipment [Line Items]
Depreciation	4,900	4,654
General and administrative
Property, Plant and Equipment [Line Items]
Depreciation	1,968	1,466
Leasehold improvements
Property, Plant and Equipment [Line Items]
Cost	63,402	43,058
Accumulated depreciation	16,498	10,541
Net book value	46,904	32,517
Computer equipment
Property, Plant and Equipment [Line Items]
Cost	14,293	34,644
Accumulated depreciation	7,540	20,592
Net book value	6,753	14,052
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Cost	14,092	7,660
Accumulated depreciation	6,137	3,869
Net book value	$ 7,955	$ 3,791